Long-Term Debt - Additional Information (Details) - P3 Health Partners Inc.			6 Months Ended	11 Months Ended	12 Months Ended
	Nov. 19, 2020 USD ($) shareholder payment	Jun. 07, 2020 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) payment $ / shares shares	Dec. 02, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 03, 2021 USD ($)	Dec. 31, 2019 USD ($) shareholder
Debt Instrument [Line Items]
Debt outstanding			$ 80,000,000	$ 80,053,526					$ 80,046,101	$ 55,136,089	$ 80,053,526	$ 16,516,598
Net proceeds from debt				25,000,000						40,180,000
Percentage of pledged stock, Its subsidiaries and bank accounts			100.00%
Class C Preferred Units
Debt Instrument [Line Items]
Number of share-purchase agreement | shareholder												1
Share price | $ / shares		$ 0.90
Shares repurchased | shares		200,000
Members deficit decrease		$ 180,000
LTD-C
Debt Instrument [Line Items]
Debt outstanding			$ 15,000,000	15,000,000					15,000,000	15,000,000	15,000,000	$ 15,000,000
Net proceeds from debt	$ 15,000,000.0
Interest rate	11.00%
Number of share-purchase agreement | shareholder	1
Amount exit fee due at maturity	$ 600,000
Debt instrument accrued interest			7,710,876						6,511,477
Notes payable related parties	15,000,000.0
LTD-D
Debt Instrument [Line Items]
Debt face amount	$ 100,000,000
Debt outstanding			65,000,000	65,000,000					65,000,000	40,000,000	65,000,000
Net proceeds from debt			61,058,281	25,000,000					61,058,281	40,000,000
Debt issuance cost			3,941,719						3,941,719
Accrued interest			$ 3,619,054						2,259,588
Period when revenue should greater than or equal to $125.0 million	3 months
Minimum revenue	$ 125,000,000.0				$ 650,000,000.0	$ 585,000,000.0	$ 525,000,000.0	$ 460,000,000.0	395,000,000.0
Minimum liquidity	$ 5,000,000.0
Paid in cash interest, percentage	12.00%		12.00%
Partially paid in kind interest, percentage	8.00%		8.00%
Gross proceeds from debt			$ 65,000,000						65,000,000
Paid in kind interest, percentage	4.00%		4.00%
Interest payment term	3 years		3 years
Number of payments | payment	12		12
Warrant term			10 years
Warrant issued for securities | shares			858,351
Share price | $ / shares			$ 4.68
Percentage of pledged stock, Its subsidiaries and bank accounts	100.00%
LTD-E
Debt Instrument [Line Items]
Debt outstanding				$ 53,526					$ 46,101	136,089	$ 53,526
Net proceeds from debt										$ 180,000
Interest rate		3.25%
Monthly payment		$ 7,757
LTD-E | Class C Preferred Units
Debt Instrument [Line Items]
Members deficit decrease		180,000
Monthly payment		$ 7,757